Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation information of our Chief Executive Officer (“CEO”), and our other NEOs (averaged), along with total shareholder return and net income performance results for fiscal years 2023, 2024, and 2025:

	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(3) ($)	Net Income (Loss) ($ in thousands)
2025	1,586,805	1,395,973	978,350	878,728	103	123,536
2024	1,842,007	1,799,593	729,285	693,551	106	91,060
2023	1,938,862	2,087,345	994,449	966,470	103	(7,385)

1	Our NEOs were:

Year	CEO	Other NEOs
2025	Matthew Doctor	Kersten D. Zupfer, Jim B. Lain
2024	Matthew Doctor	Kersten D. Zupfer, John C. Davi
2023	Matthew Doctor	Kersten D. Zupfer, John C. Davi

2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

	2025
Adjustments	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,586,805	978,350
(Subtraction): SCT amounts for Stock Awards and Option Awards	(371,250)	(121,500)
Addition: Fair value at end of fiscal 2025 of awards granted during fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	367,950	120,420
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the end of fiscal 2025 which were granted in any fiscal year prior to fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	0	(11,769)
Addition: Vesting date fair value of awards granted and vesting during fiscal 2025	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the vesting date for awards granted in any fiscal year prior to fiscal 2025 for which vesting conditions were satisfied as of the end of fiscal 2025	(187,532)	(86,773)
(Subtraction): Fair value at end of fiscal 2024 of awards granted in any fiscal year prior to fiscal 2025 that fail to meet the applicable vesting conditions in fiscal 2025	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2025 prior to vesting if not otherwise included in the SCT amount for fiscal 2025	—	—
Compensation Actually Paid (as calculated)	1,395,973	878,728

3
Total shareholder return as calculated based on a fixed investment of one hundred dollars in Company stock measured from the market close on June 30, 2022 (the last trading day of fiscal 2022) through and including the end of the fiscal year for each year reported in the table.

Named Executive Officers, Footnote
1	Our NEOs were:

Year	CEO	Other NEOs
2025	Matthew Doctor	Kersten D. Zupfer, Jim B. Lain
2024	Matthew Doctor	Kersten D. Zupfer, John C. Davi
2023	Matthew Doctor	Kersten D. Zupfer, John C. Davi

PEO Total Compensation Amount	$ 1,586,805	$ 1,842,007	$ 1,938,862
PEO Actually Paid Compensation Amount	$ 1,395,973	1,799,593	2,087,345
Adjustment To PEO Compensation, Footnote
2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

	2025
Adjustments	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,586,805	978,350
(Subtraction): SCT amounts for Stock Awards and Option Awards	(371,250)	(121,500)
Addition: Fair value at end of fiscal 2025 of awards granted during fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	367,950	120,420
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the end of fiscal 2025 which were granted in any fiscal year prior to fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	0	(11,769)
Addition: Vesting date fair value of awards granted and vesting during fiscal 2025	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the vesting date for awards granted in any fiscal year prior to fiscal 2025 for which vesting conditions were satisfied as of the end of fiscal 2025	(187,532)	(86,773)
(Subtraction): Fair value at end of fiscal 2024 of awards granted in any fiscal year prior to fiscal 2025 that fail to meet the applicable vesting conditions in fiscal 2025	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2025 prior to vesting if not otherwise included in the SCT amount for fiscal 2025	—	—
Compensation Actually Paid (as calculated)	1,395,973	878,728

Non-PEO NEO Average Total Compensation Amount	$ 978,350	729,285	994,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ 878,728	693,551	966,470
Adjustment to Non-PEO NEO Compensation Footnote
2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

	2025
Adjustments	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,586,805	978,350
(Subtraction): SCT amounts for Stock Awards and Option Awards	(371,250)	(121,500)
Addition: Fair value at end of fiscal 2025 of awards granted during fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	367,950	120,420
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the end of fiscal 2025 which were granted in any fiscal year prior to fiscal 2025 that are outstanding and unvested at the end of fiscal 2025	0	(11,769)
Addition: Vesting date fair value of awards granted and vesting during fiscal 2025	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2024 to the vesting date for awards granted in any fiscal year prior to fiscal 2025 for which vesting conditions were satisfied as of the end of fiscal 2025	(187,532)	(86,773)
(Subtraction): Fair value at end of fiscal 2024 of awards granted in any fiscal year prior to fiscal 2025 that fail to meet the applicable vesting conditions in fiscal 2025	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2025 prior to vesting if not otherwise included in the SCT amount for fiscal 2025	—	—
Compensation Actually Paid (as calculated)	1,395,973	878,728

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR
(1)	Total shareholder return in the above chart reflects the cumulative return of $100 as if invested in our Company stock on June 30, 2022, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss)
Total Shareholder Return Amount	$ 103	106	103
Net Income (Loss)	$ 123,536,000	$ 91,060,000	$ (7,385,000)
PEO Name	Matthew Doctor	Matthew Doctor	Matthew Doctor
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (371,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,950
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,532)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,420
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,769)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,773)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0